Capital Stock and Share Based Compensation Plans - Additional restricted stock and restricted stock unit vesting (Details) - Restricted Stock Units (RSUs) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSUs vested	$ 11,618	$ 10,930	$ 12,090
Tax benefits realized on shares and units vested	$ 2,969	$ 1,758	$ 4,630